Income Taxes (Components of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal, current	$ 570	$ 739	$ 303
State, current	152	178	53
Total current	722	917	356
Federal, deferred	187	13	(602)
State, deferred	(8)	(2)	61
Total deferred	179	11	(541)
Income Tax Expense (Benefit), Total	$ 901	$ 928	$ (185)